Schedule of plant and equipment estimated useful lives (Details)	12 Months Ended
Jun. 30, 2025
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Plant and equipment useful life	20 years
Top of range [member]
IfrsStatementLineItems [Line Items]
Plant and equipment useful life	25 years
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Depreciation rate, property, plant and equipment	55.00%
Furniture and office equipment [member]
IfrsStatementLineItems [Line Items]
Depreciation rate, property, plant and equipment	20.00%